Loans - Loan Ratings by Loan Class, Commercial (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of Loan Ratings by Loan Class [Abstract]
Total loans	$ 3,465,352	$ 2,905,045
Accrued interest excluded from total	10,009	6,836
Commercial
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	328,479	247,338
Financing receivable, year two, originated, fiscal year before current fiscal year	249,861	125,661
Financing receivable, year three, originated, two years before current fiscal year	97,516	169,759
Financing receivable, year four, originated, three years before current fiscal year	150,582	131,067
Financing receivable, year five, originated, four years before current fiscal year	90,533	80,608
Financing receivable, originated, more than five years before current fiscal year	267,041	265,749
Revolving Loans Amortized Cost Basis	282,841	183,399
Total loans	1,466,853	1,203,581
Accrued interest, current fiscal year	847	496
Accrued interest, fiscal year before current fiscal year	646	234
Accrued interest, two years before current fiscal year	234	338
Accrued interest, three years before current fiscal year	473	432
Financing receivable, accrued interest, four years before current fiscal year	387	184
Accrued interest, more than five years before current fiscal year	823	565
Accrued interest, revolving	999	289
Accrued interest excluded from total	4,409	2,538
Commercial | Non-watch (1-6)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	327,799	245,247
Financing receivable, year two, originated, fiscal year before current fiscal year	244,169	125,335
Financing receivable, year three, originated, two years before current fiscal year	96,354	165,040
Financing receivable, year four, originated, three years before current fiscal year	143,554	120,655
Financing receivable, year five, originated, four years before current fiscal year	87,295	77,430
Financing receivable, originated, more than five years before current fiscal year	255,422	256,460
Revolving Loans Amortized Cost Basis	279,936	176,130
Total loans	1,434,529	1,166,297
Commercial | Watch (7-8)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	680	81
Financing receivable, year two, originated, fiscal year before current fiscal year	4,721	324
Financing receivable, year three, originated, two years before current fiscal year	1,094	3,560
Financing receivable, year four, originated, three years before current fiscal year	6,459	8,972
Financing receivable, year five, originated, four years before current fiscal year	1,115	2,070
Financing receivable, originated, more than five years before current fiscal year	6,115	7,697
Revolving Loans Amortized Cost Basis	2,905	476
Total loans	23,089	23,180
Commercial | Substandard Accrual (9)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	2,010
Financing receivable, year two, originated, fiscal year before current fiscal year	971	2
Financing receivable, year three, originated, two years before current fiscal year	68	1,159
Financing receivable, year four, originated, three years before current fiscal year	569	1,440
Financing receivable, year five, originated, four years before current fiscal year	2,123	1,108
Financing receivable, originated, more than five years before current fiscal year	5,466	1,530
Revolving Loans Amortized Cost Basis	0	6,793
Total loans	9,197	14,042
Commercial | Non-Accrual (10-11)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	38	62
Revolving Loans Amortized Cost Basis	0	0
Total loans	38	62
Commercial | Commercial and industrial
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	158,241	123,567
Financing receivable, year two, originated, fiscal year before current fiscal year	94,761	69,858
Financing receivable, year three, originated, two years before current fiscal year	59,141	58,675
Financing receivable, year four, originated, three years before current fiscal year	47,870	46,368
Financing receivable, year five, originated, four years before current fiscal year	30,929	38,669
Financing receivable, originated, more than five years before current fiscal year	100,822	104,127
Revolving Loans Amortized Cost Basis	240,699	151,848
Total loans	732,463	593,112
Accrued interest, current fiscal year	238	314
Accrued interest, fiscal year before current fiscal year	178	153
Accrued interest, two years before current fiscal year	146	105
Accrued interest, three years before current fiscal year	105	229
Financing receivable, accrued interest, four years before current fiscal year	181	90
Accrued interest, more than five years before current fiscal year	308	240
Accrued interest, revolving	890	242
Accrued interest excluded from total	2,046	1,373
Commercial | Commercial and industrial | Non-watch (1-6)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	157,561	121,917
Financing receivable, year two, originated, fiscal year before current fiscal year	89,251	69,856
Financing receivable, year three, originated, two years before current fiscal year	58,292	56,984
Financing receivable, year four, originated, three years before current fiscal year	45,792	44,827
Financing receivable, year five, originated, four years before current fiscal year	30,715	38,307
Financing receivable, originated, more than five years before current fiscal year	95,908	96,261
Revolving Loans Amortized Cost Basis	237,906	144,579
Total loans	715,425	572,731
Commercial | Commercial and industrial | Watch (7-8)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	680	81
Financing receivable, year two, originated, fiscal year before current fiscal year	4,539	0
Financing receivable, year three, originated, two years before current fiscal year	781	532
Financing receivable, year four, originated, three years before current fiscal year	1,690	1,294
Financing receivable, year five, originated, four years before current fiscal year	105	362
Financing receivable, originated, more than five years before current fiscal year	4,474	6,274
Revolving Loans Amortized Cost Basis	2,793	476
Total loans	15,062	9,019
Commercial | Commercial and industrial | Substandard Accrual (9)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	1,569
Financing receivable, year two, originated, fiscal year before current fiscal year	971	2
Financing receivable, year three, originated, two years before current fiscal year	68	1,159
Financing receivable, year four, originated, three years before current fiscal year	388	247
Financing receivable, year five, originated, four years before current fiscal year	109	0
Financing receivable, originated, more than five years before current fiscal year	402	1,530
Revolving Loans Amortized Cost Basis	0	6,793
Total loans	1,938	11,300
Commercial | Commercial and industrial | Non-Accrual (10-11)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	38	62
Revolving Loans Amortized Cost Basis	0	0
Total loans	38	62
Commercial | Commercial real estate
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	170,238	123,771
Financing receivable, year two, originated, fiscal year before current fiscal year	155,100	55,803
Financing receivable, year three, originated, two years before current fiscal year	38,375	111,084
Financing receivable, year four, originated, three years before current fiscal year	102,712	84,699
Financing receivable, year five, originated, four years before current fiscal year	59,604	41,939
Financing receivable, originated, more than five years before current fiscal year	166,219	161,622
Revolving Loans Amortized Cost Basis	42,142	31,551
Total loans	734,390	610,469
Accrued interest, current fiscal year	609	182
Accrued interest, fiscal year before current fiscal year	468	81
Accrued interest, two years before current fiscal year	88	233
Accrued interest, three years before current fiscal year	368	203
Financing receivable, accrued interest, four years before current fiscal year	206	94
Accrued interest, more than five years before current fiscal year	515	325
Accrued interest, revolving	109	47
Accrued interest excluded from total	2,363	1,165
Commercial | Commercial real estate | Non-watch (1-6)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	170,238	123,330
Financing receivable, year two, originated, fiscal year before current fiscal year	154,918	55,479
Financing receivable, year three, originated, two years before current fiscal year	38,062	108,056
Financing receivable, year four, originated, three years before current fiscal year	97,762	75,828
Financing receivable, year five, originated, four years before current fiscal year	56,580	39,123
Financing receivable, originated, more than five years before current fiscal year	159,514	160,199
Revolving Loans Amortized Cost Basis	42,030	31,551
Total loans	719,104	593,566
Commercial | Commercial real estate | Watch (7-8)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	182	324
Financing receivable, year three, originated, two years before current fiscal year	313	3,028
Financing receivable, year four, originated, three years before current fiscal year	4,769	7,678
Financing receivable, year five, originated, four years before current fiscal year	1,010	1,708
Financing receivable, originated, more than five years before current fiscal year	1,641	1,423
Revolving Loans Amortized Cost Basis	112	0
Total loans	8,027	14,161
Commercial | Commercial real estate | Substandard Accrual (9)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	441
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	181	1,193
Financing receivable, year five, originated, four years before current fiscal year	2,014	1,108
Financing receivable, originated, more than five years before current fiscal year	5,064	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	7,259	2,742
Commercial | Commercial real estate | Non-Accrual (10-11)
Summary of Loan Ratings by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	$ 0	$ 0